Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease, Cost [Table Text Block]	Lease costs
end of	2022	2021	2020
Lease costs (CHF million)
Operating lease costs	340	357	369
Variable lease costs	46	52	50
Sublease income	(52)	(57)	(71)
Net lease costs	334	352	348

Lease, Other information pertaining to leases [Table Text Block]
Other information
end of	2022	2021	2020
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	336	225	15
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(402)	(399)	(403)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	165	107	32
Changes to right-of-use assets due to lease modifications for operating leases	68	29	32
1 Represents non-cash transactions and includes right-of-use assets relating to changes in classification of scope of variable interest entities.

Lease, Weighted average remaining lease term and discount rate [Table Text Block]	Weighted average remaining lease term and discount rate
end of	2022	2021
Operating leases
Remaining lease term (years)	10.5	11.1
Discount rate (%)	2.7	2.6

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities relating to operating lease arrangements
end of	2022	2021
Maturity (CHF million)
Due within 1 year	372	374
Due between 1 and 2 years	318	339
Due between 2 and 3 years	293	293
Due between 3 and 4 years	276	293
Due between 4 and 5 years	241	255
Thereafter	1,284	1,450
Operating lease obligations	2,784	3,004
Future interest payable	(365)	(413)
Operating lease liabilities	2,419	2,591

Lessor, Lease income [Table Text Block]
Lease income
end of	2022	2021	2020
Lease income (CHF million)
Interest income on sales-type leases	33	25	19
Interest income on direct financing leases	70	68	74
Lease income from operating leases	67	76	93
Variable lease income	3	1	0
Total lease income	173	170	186

Lessor, Net investment in leases [Table Text Block]
Net investments
	2022		2021
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	1,324	2,473	1,107	2,395
Unguaranteed residual values	129	25	119	80
Valuation allowances	(10)	(20)	(7)	(18)
Total net investments	1,443	2,478	1,219	2,457

Maturities relating to lessor arrangements [Table Text Block]
Maturities relating to lessor arrangements
	2022			2021
end of	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	550	738	43	467	727	46
Due between 1 and 2 years	317	694	43	263	641	43
Due between 2 and 3 years	224	627	40	179	583	42
Due between 3 and 4 years	149	460	38	113	458	40
Due between 4 and 5 years	88	115	29	62	125	37
Thereafter	93	19	22	83	31	34
Total	1,421	2,653	215	1,167	2,565	242
Future interest receivable	(97)	(180)	–	(60)	(170)	–
Lease receivables	1,324	2,473	–	1,107	2,395	–

Bank
Lease, Cost [Table Text Block]	Lease costs
end of	2022	2021	2020
Lease costs (CHF million)
Operating lease costs	279	293	305
Variable lease costs	46	50	45
Sublease income	(65)	(75)	(87)
Total lease costs	260	268	263

Lease, Other information pertaining to leases [Table Text Block]
Other information
end of	2022	2021	2020
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	336	225	15
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(336)	(334)	(340)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	165	107	32
Changes to right-of-use assets due to lease modifications for operating leases	74	29	26
1 Represents non-cash transactions and includes right-of-use assets relating to changes in classification of scope of variable interest entities.

Lease, Weighted average remaining lease term and discount rate [Table Text Block]	Weighted average remaining lease term and discount rate
end of	2022	2021
Operating leases
Remaining lease term (years)	9.2	9.6
Discount rate (%)	3.0	2.8

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities relating to operating lease arrangements
end of	2022	2021
Maturity (CHF million)
Due within 1 year	312	309
Due between 1 and 2 years	260	278
Due between 2 and 3 years	236	234
Due between 3 and 4 years	219	234
Due between 4 and 5 years	186	197
Thereafter	811	919
Operating lease obligations	2,024	2,171
Future interest payable	(275)	(310)
Operating lease liabilities	1,749	1,861

Lessor, Lease income [Table Text Block]
Lease income
end of	2022	2021	2020
Lease income (CHF million)
Interest income on sales-type leases	33	25	19
Interest income on direct financing leases	70	68	74
Lease income from operating leases	80	93	107
Variable lease income	3	1	0
Total lease income	186	187	200

Lessor, Net investment in leases [Table Text Block]
Net investments
	2022		2021
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	1,324	2,473	1,107	2,395
Unguaranteed residual assets	129	25	119	80
Valuation allowances	(10)	(20)	(7)	(18)
Total net investments	1,443	2,478	1,219	2,457

Maturities relating to lessor arrangements [Table Text Block]
Maturities relating to lessor arrangements
	2022			2021
end of	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	550	738	57	467	727	61
Due between 1 and 2 years	317	694	58	263	641	59
Due between 2 and 3 years	224	627	55	179	583	59
Due between 3 and 4 years	149	460	53	113	458	56
Due between 4 and 5 years	88	115	44	62	125	54
Thereafter	93	19	136	83	31	177
Total	1,421	2,653	403	1,167	2,565	466
Future interest receivable	(97)	(180)	–	(60)	(170)	–
Lease receivables	1,324	2,473	–	1,107	2,395	–